Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing income [Abstract]
Financing income recorded in relation to employee benefits	$ 7	$ 0	$ 0
Net change in fair value of derivative financial instruments	0	104	24
Net gain from changes in exchange rates and interest income	49	1	1
Finance income	56	105	25
Financing expenses [Abstract]
Interest expenses to banks and others	117	120	151
Financing expenses in relation to employee benefits	0	38	17
Banks and finance institutions commissions (mainly commission on early repayment of loans)	18	16	4
Net change expenses in fair value of derivative financial instruments	101	0	0
Net loss from changes in exchange rates	0	78	7
Financing expenses	236	252	179
Net of borrowing costs capitalized	22	23	22
Finance expenses	214	229	157
Net financing expenses recorded in the income statements	$ 158	$ 124	$ 132